NYSE

Received SEC

NOV 13 2017

Washington, DC 20549

**Caroline Galinie**
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

November 13, 2017

17010673

001-36008

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 5.875% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share of Rexford Industrial Realty, Inc. under the Exchange Act of 1934.

Sincerely,